SCHEDULE OF INVESTMENTS

Natural Resources (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 3.0%
BHP Group plc	97	$2,068

Total Australia - 3.0%		$2,068

Canada
Industrials – 3.7%
Canadian Pacific Railway Ltd.	8	2,501

Materials – 17.2%
Agnico-Eagle Mines Ltd.	27	2,126
Barrick Gold Corp.	176	4,939
Franco-Nevada Corp.	20	2,804
Wheaton Precious Metals Corp.	40	1,947

		11,816

Total Canada - 20.9%		$14,317

France
Energy – 1.8%
Total S.A. ADR	36	1,246

Materials – 2.3%
L Air Liquide S.A.	10	1,609

Total France - 4.1%		$2,855

Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(A)(B)	1,900	—*

Total Hong Kong - 0.0%		$—*

India
Energy – 3.5%
Reliance Industries Ltd.	81	2,389

Total India - 3.5%		$2,389

Portugal
Energy – 1.3%
Galp Energia SGPS S.A., Class B	99	922

Total Portugal - 1.3%		$922

South Africa
Materials – 1.7%
Mondi plc	57	1,197

Total South Africa - 1.7%		$1,197

United Kingdom
Materials – 4.9%
Croda International plc	16	1,300
Rio Tinto plc	34	2,057

		3,357

Total United Kingdom - 4.9%		$3,357

United States
Consumer Staples – 4.5%
Bunge Ltd.	34	1,549
Tyson Foods, Inc.	25	1,499

		3,048

Energy – 16.0%
Cabot Oil & Gas Corp.	78	1,349
Chevron Corp.	13	940
Concho Resources, Inc.	18	815
Diamondback Energy, Inc.	15	459
Enterprise Products Partners L.P.	41	641

EOG Resources, Inc.	24	874
Magellan Midstream Partners L.P.	19	647
Marathon Petroleum Corp.	43	1,255
Parsley Energy, Inc., Class A	36	338
Phillips 66	41	2,150
Valero Energy Corp.	35	1,522

		10,990

Industrials – 6.4%
Union Pacific Corp.	12	2,391
Waste Management, Inc.	18	2,003

		4,394

Information Technology – 1.1%
Enphase Energy, Inc.(A)	9	738

Materials – 25.5%
Air Products and Chemicals, Inc.	7	2,126
Albemarle Corp.	5	430
AptarGroup, Inc.	7	804
Avery Dennison Corp.	12	1,587
Ball Corp.	21	1,759
FMC Corp.	14	1,489
Graphic Packaging Holding Co.	51	722
Newmont Corp.	31	1,957
Packaging Corp. of America	14	1,473
PPG Industries, Inc.	13	1,535
Sherwin-Williams Co. (The)	3	2,087
Southern Copper Corp.	33	1,504

		17,473

Utilities – 5.5%
Atmos Energy Corp.	18	1,740
NextEra Energy, Inc.	7	2,063

		3,803

Total United States - 59.0%		$40,446

TOTAL COMMON STOCKS – 98.4%		$67,551

(Cost: $76,153)

SHORT-TERM SECURITIES

Money Market Funds(C) – 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,075	2,075

TOTAL SHORT-TERM SECURITIES – 3.0%		$2,075

(Cost: $2,075)

TOTAL INVESTMENT SECURITIES – 101.4%		$69,626

(Cost: $78,228)

LIABILITIES, NET OF CASH AND OTHER ASSETS(D) – (1.4)%		(936)

NET ASSETS – 100.0%		$68,690

Notes to Schedule of Investments

 *   Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Securities whose value was determined using significant unobservable inputs.

(C) Rate shown is the annualized 7-day yield at September 30, 2020.

(D) Cash of $40 has been pledged as collateral on OTC forward foreign currency contracts.

The following forward foreign currency contracts were outstanding at September 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	3,531	U.S. Dollar	4,004	10-14-20	Morgan Stanley International	$—	$137
British Pound	5,203	U.S. Dollar	6,587	10-14-20	UBS AG	—	127

						$—	$264

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Staples	$3,048	$—		$—
Energy	12,236	3,311		—
Industrials	6,895	—		—
Information Technology	738	—		—
Materials	29,289	8,231		—*
Utilities	3,803	—		—

Total Common Stocks	$56,009	$11,542	$	—*
Short-Term Securities	2,075	—		—

Total	$58,084	$11,542		$—

Liabilities
Forward Foreign Currency Contracts	$—	$264		$—

During the period ended September 30, 2020, there were no transfers in or out of level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$78,228

Gross unrealized appreciation	10,378
Gross unrealized depreciation	(18,980)

Net unrealized depreciation	$(8,602)